Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets
Cash	$ 17,781	$ 25,586
Restricted cash		3,044
Accounts receivable, net of allowance for doubtful accounts	1,444	783
Inventory	49,846	27,127
Prepaid expenses	1,624	293
Prepaid inventory	2,002	7,461
Prepaid income tax	525
Other current assets	267	1,787
Total Current Assets	73,489	66,081
Property and Equipment
Machinery and equipment	10,214	3,615
Office furniture and equipment	275	201
Leasehold improvements	1,709	1,307
Vehicle	195	195
Total	12,393	5,318
Less accumulated depreciation and amortization	(1,633)	(857)
Property and Equipment, Net	10,760	4,461
Operating lease right of use asset	4,513	5,709
Total Assets	88,762	76,251
Current Liabilities
Accounts payable	13,475	11,360
Accrued payroll and other liabilities	6,295	2,608
Customer deposits	238	434
Uncertain tax position liability	128
Income tax payable		631
Notes payable, current portion, net of debt issuance costs	19,242	1,875
Operating lease liability, current portion	1,188	1,082
Total Current Liabilities	40,566	17,990
Long-Term Liabilities
Notes payable-noncurrent, net of debt issuance costs		37,053
Deferred tax liabilities		453
Warrant liabilities	32,831
Accrued expenses, long-term	492
Operating lease liability, net of current portion	3,541	4,694
Total Long-Term Liabilities	36,864	42,200
Total Liabilities	77,430	60,190
Commitments and Contingencies (See Note 6)
Equity
Common stock, 170,000,000 shares, $0.0001 par value, authorized, 43,272,728 and 36,496,998 shares issued and outstanding as of December 31, 2022 and 2021, respectively	4	4
Preferred stock, 5,000,000 shares, $0.0001 par value, authorized, no shares issued and outstanding as of December 31, 2022 and 2021, respectively
Additional paid in capital	38,461	3,619
Retained (deficit) earnings	(27,133)	12,438
Total Equity	11,332	16,061
Total Liabilities and Shareholders’ Equity	$ 88,762	$ 76,251